UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Total Return Unconstrained Fund
Class A [WAUAX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$105	1.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class A shares of Western Asset Total Return Unconstrained Fund returned 3.96%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.13% and 3.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Agency mortgage-backed securities
↑	Investment-grade credit as spreads tightened
↑	Emerging markets rates positioning driven by local currency sovereigns

Top detractors from performance:
↓	Duration positioning, as U.S. Treasury yields rose over the reporting period
↓	Bank loans as spreads widened
↓	Emerging markets currency positioning
Use of derivatives and the impact on performance:
The Fund utilized Interest rate futures, options and swaps to manage duration and yield curve exposure. Currency derivatives were used to manage currency exposures; in aggregate, these derivatives detracted from performance. Credit default swaps on investment-grade and high-yield indices were used to manage credit exposures, which contributed to performance.
Western Asset Total Return Unconstrained Fund	PAGE 1	7809-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class A	3.96	0.13	2.00
Class A (with sales charge)	0.05	-0.73	1.56
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022,  reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$42,242,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	256
Total Management Fee Paid	$208,041
Portfolio Turnover Rate	177%
Western Asset Total Return Unconstrained Fund	PAGE 2	7809-ATSR-0726

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
Effective January 27, 2026,  Amit Chopra and Nicholas Mastroianni joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or  prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Total Return Unconstrained Fund	PAGE 3	7809-ATSR-0726

Western Asset Total Return Unconstrained Fund
Class C [WAUCX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$179	1.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class C shares of Western Asset Total Return Unconstrained Fund returned 3.10%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.13% and 3.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Agency mortgage-backed securities
↑	Investment-grade credit as spreads tightened
↑	Emerging markets rates positioning driven by local currency sovereigns

Top detractors from performance:
↓	Duration positioning, as U.S. Treasury yields rose over the reporting period
↓	Bank loans as spreads widened
↓	Emerging markets currency positioning
Use of derivatives and the impact on performance:
The Fund utilized Interest rate futures, options and swaps to manage duration and yield curve exposure. Currency derivatives were used to manage currency exposures; in aggregate, these derivatives detracted from performance. Credit default swaps on investment-grade and high-yield indices were used to manage credit exposures, which contributed to performance.
Western Asset Total Return Unconstrained Fund	PAGE 1	7808-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class C	3.10	-0.62	1.28
Class C (with sales charge)	2.10	-0.62	1.28
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$42,242,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	256
Total Management Fee Paid	$208,041
Portfolio Turnover Rate	177%
Western Asset Total Return Unconstrained Fund	PAGE 2	7808-ATSR-0726

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
Effective January 27, 2026,  Amit Chopra and Nicholas Mastroianni joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or  prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Total Return Unconstrained Fund	PAGE 3	7808-ATSR-0726

Western Asset Total Return Unconstrained Fund
Class FI [WARIX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$109	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class FI shares of Western Asset Total Return Unconstrained Fund returned 3.80%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.13% and 3.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Agency mortgage-backed securities
↑	Investment-grade credit as spreads tightened
↑	Emerging markets rates positioning driven by local currency sovereigns

Top detractors from performance:
↓	Duration positioning, as U.S. Treasury yields rose over the reporting period
↓	Bank loans as spreads widened
↓	Emerging markets currency positioning
Use of derivatives and the impact on performance:
The Fund utilized Interest rate futures, options and swaps to manage duration and yield curve exposure. Currency derivatives were used to manage currency exposures; in aggregate, these derivatives detracted from performance. Credit default swaps on investment-grade and high-yield indices were used to manage credit exposures, which contributed to performance.
Western Asset Total Return Unconstrained Fund	PAGE 1	7556-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class FI	3.80	0.11	2.01
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$42,242,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	256
Total Management Fee Paid	$208,041
Portfolio Turnover Rate	177%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Total Return Unconstrained Fund	PAGE 2	7556-ATSR-0726

HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
Effective January 27, 2026,  Amit Chopra and Nicholas Mastroianni joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or  prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Total Return Unconstrained Fund	PAGE 3	7556-ATSR-0726

Western Asset Total Return Unconstrained Fund
Class R [WAURX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$136	1.34%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class R shares of Western Asset Total Return Unconstrained Fund returned 3.61%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.13% and 3.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Agency mortgage-backed securities
↑	Investment-grade credit as spreads tightened
↑	Emerging markets rates positioning driven by local currency sovereigns

Top detractors from performance:
↓	Duration positioning, as U.S. Treasury yields rose over the reporting period
↓	Bank loans as spreads widened
↓	Emerging markets currency positioning
Use of derivatives and the impact on performance:
The Fund utilized Interest rate futures, options and swaps to manage duration and yield curve exposure. Currency derivatives were used to manage currency exposures; in aggregate, these derivatives detracted from performance. Credit default swaps on investment-grade and high-yield indices were used to manage credit exposures, which contributed to performance.
Western Asset Total Return Unconstrained Fund	PAGE 1	7807-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class R	3.61	-0.18	1.75
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$42,242,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	256
Total Management Fee Paid	$208,041
Portfolio Turnover Rate	177%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Total Return Unconstrained Fund	PAGE 2	7807-ATSR-0726

HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
Effective January 27, 2026,  Amit Chopra and Nicholas Mastroianni joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or  prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Total Return Unconstrained Fund	PAGE 3	7807-ATSR-0726

Western Asset Total Return Unconstrained Fund
Class I [WAARX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$76	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class I shares of Western Asset Total Return Unconstrained Fund returned 4.12%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.13% and 3.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Agency mortgage-backed securities
↑	Investment-grade credit as spreads tightened
↑	Emerging markets rates positioning driven by local currency sovereigns

Top detractors from performance:
↓	Duration positioning, as U.S. Treasury yields rose over the reporting period
↓	Bank loans as spreads widened
↓	Emerging markets currency positioning
Use of derivatives and the impact on performance:
The Fund utilized Interest rate futures, options and swaps to manage duration and yield curve exposure. Currency derivatives were used to manage currency exposures; in aggregate, these derivatives detracted from performance. Credit default swaps on investment-grade and high-yield indices were used to manage credit exposures, which contributed to performance.
Western Asset Total Return Unconstrained Fund	PAGE 1	7555-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class I	4.12	0.39	2.32
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$42,242,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	256
Total Management Fee Paid	$208,041
Portfolio Turnover Rate	177%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Total Return Unconstrained Fund	PAGE 2	7555-ATSR-0726

HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
Effective January 27, 2026,  Amit Chopra and Nicholas Mastroianni joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or  prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Total Return Unconstrained Fund	PAGE 3	7555-ATSR-0726

Western Asset Total Return Unconstrained Fund
Class IS [WAASX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$65	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class IS shares of Western Asset Total Return Unconstrained Fund returned 4.25%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.13% and 3.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Agency mortgage-backed securities
↑	Investment-grade credit as spreads tightened
↑	Emerging markets rates positioning driven by local currency sovereigns

Top detractors from performance:
↓	Duration positioning, as U.S. Treasury yields rose over the reporting period
↓	Bank loans as spreads widened
↓	Emerging markets currency positioning
Use of derivatives and the impact on performance:
The Fund utilized Interest rate futures, options and swaps to manage duration and yield curve exposure. Currency derivatives were used to manage currency exposures; in aggregate, these derivatives detracted from performance. Credit default swaps on investment-grade and high-yield indices were used to manage credit exposures, which contributed to performance.
Western Asset Total Return Unconstrained Fund	PAGE 1	7273-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class IS	4.25	0.50	2.43
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$42,242,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	256
Total Management Fee Paid	$208,041
Portfolio Turnover Rate	177%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Total Return Unconstrained Fund	PAGE 2	7273-ATSR-0726

HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
Effective January 27, 2026,  Amit Chopra and Nicholas Mastroianni joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or  prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Total Return Unconstrained Fund	PAGE 3	7273-ATSR-0726

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2025 and May 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $180,857 in May 31, 2025 and $182,666 in May 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in May 31, 2025 and $0 in May 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in May 31, 2025 and $30,000 in May 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in May 31, 2025 and $0 in May 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in May 31, 2025 and $344,935 in May 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Total Return Unconstrained Fund
Financial Statements and Other Important Information
Annual  | May 31, 2026

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franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
May 31, 2026
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 28.9%
U.S. Government Obligations — 28.9%
U.S. Treasury Bonds	4.750%	2/15/41	2,190,000	$2,183,841
U.S. Treasury Bonds	3.625%	8/15/43	570,000	483,387
U.S. Treasury Bonds	3.750%	11/15/43	3,600,000	3,098,109 (a)
U.S. Treasury Bonds	2.875%	5/15/49	260,000	183,320
U.S. Treasury Notes	3.375%	9/15/27	220,000	218,466
U.S. Treasury Notes	3.750%	12/31/28	2,420,000	2,402,890 (b)
U.S. Treasury Notes	3.625%	12/31/30	1,320,000	1,292,362
U.S. Treasury Notes	4.000%	1/31/31	1,790,000	1,779,687
U.S. Treasury Notes	3.625%	9/30/31	580,000	565,024

Total U.S. Government & Agency Obligations (Cost — $13,163,807)				12,207,086
Corporate Bonds & Notes — 22.0%
Communication Services — 5.0%
Diversified Telecommunication Services — 0.2%
AT&T Inc., Senior Notes	5.375%	8/15/35	70,000	70,887
Entertainment — 1.9%
Netflix Inc., Senior Notes	3.875%	11/15/29	690,000 EUR	825,707 (c)
Interactive Media & Services — 1.2%
Alphabet Inc., Senior Notes	5.650%	2/15/56	110,000	109,429
Alphabet Inc., Senior Notes	5.750%	2/15/66	110,000	109,235
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	160,000	150,275
Meta Platforms Inc., Senior Notes	6.200%	5/15/46	50,000	50,581
Meta Platforms Inc., Senior Notes	6.300%	5/15/56	30,000	30,291
Meta Platforms Inc., Senior Notes	6.450%	5/15/66	50,000	50,429
Total Interactive Media & Services				500,240
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	90,000	75,268 (d)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	30,000	29,315 (d)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	55,000	42,223
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	20,000	20,546 (d)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	150,000	147,324 (d)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	130,000	135,751
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Media — continued
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	10,000	$10,395 (d)
Total Media				460,822
Wireless Telecommunication Services — 0.6%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	480,000	272,806 (d)

Total Communication Services				2,130,462
Consumer Discretionary — 6.4%
Automobile Components — 0.4%
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	160,000	161,724 (d)
Automobiles — 0.2%
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	100,000	89,068 (d)
Broadline Retail — 0.9%
Amazon.com Inc., Senior Notes	4.875%	3/13/36	30,000	29,652
Amazon.com Inc., Senior Notes	5.650%	3/13/46	20,000	19,985
Amazon.com Inc., Senior Notes	5.800%	3/13/56	20,000	20,033
Amazon.com Inc., Senior Notes	5.950%	3/13/66	30,000	30,248
Prosus NV, Senior Notes	3.061%	7/13/31	310,000	282,546 (d)
Total Broadline Retail				382,464
Hotels, Restaurants & Leisure — 4.7%
Carnival Corp. Ltd., Senior Notes	6.125%	2/15/33	60,000	60,820 (d)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	90,000	87,110
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	20,000	19,343 (d)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	20,000	19,190 (d)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	40,000	40,361 (d)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	20,000	20,280 (d)
Sands China Ltd., Senior Notes	2.300%	3/8/27	500,000	491,990
Sands China Ltd., Senior Notes	5.400%	8/8/28	590,000	597,408
Sands China Ltd., Senior Notes	2.850%	3/8/29	330,000	314,452
Sands China Ltd., Senior Notes	3.250%	8/8/31	200,000	183,966
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	20,000	21,042 (d)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	50,000	50,130 (d)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	60,000	63,410 (d)
Total Hotels, Restaurants & Leisure				1,969,502
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — 0.2%
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	40,000	$39,087 (d)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	50,000	50,123 (d)
Total Specialty Retail				89,210

Total Consumer Discretionary				2,691,968
Consumer Staples — 0.1%
Food Products — 0.1%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	40,000	39,905 (d)

Energy — 2.4%
Oil, Gas & Consumable Fuels — 2.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	20,000	20,861 (d)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	30,000	27,550
Chord Energy Corp., Senior Notes	6.000%	10/1/30	50,000	50,642 (d)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	30,000	29,706 (d)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	51,053 (d)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	30,000	29,891
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	40,000	40,667 (d)
Ecopetrol SA, Senior Notes	8.375%	1/19/36	10,000	10,255
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	20,000	19,972 (e)
EQT Corp., Senior Notes	3.900%	10/1/27	12,000	11,928
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	350,000	319,386 (d)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	100,000	104,313 (d)
Petrobras Global Finance BV, Senior Notes	6.500%	7/3/33	70,000	72,193
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	10,000	11,041 (d)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	20,000	20,883 (d)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	10,000	11,231 (d)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	70,000	$74,283 (d)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	110,000	106,999
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	20,000	18,357

Total Energy				1,031,211
Financials — 1.7%
Banks — 1.0%
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	80,000	81,277 (e)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.500% to 9/27/28 then U.K. Government Bonds 5 year Note Generic Bid Yield + 5.143%)	8.500%	3/27/28	200,000 GBP	280,950 (e)(f)
Wells Fargo & Co., Junior Subordinated Notes (6.125% to 6/15/31 then 5 year Treasury Constant Maturity Rate + 2.340%)	6.125%	6/15/31	50,000	50,434 (e)(f)
Total Banks				412,661
Capital Markets — 0.5%
Credit Suisse AG AT1 Claim	—	—	1,680,000	0 *(g)(h)(i)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	230,000	234,117 (d)(e)(f)
Total Capital Markets				234,117
Financial Services — 0.2%
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	20,000	20,061 (d)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	50,000	51,455 (d)
Total Financial Services				71,516

Total Financials				718,294
Health Care — 3.3%
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, Senior Notes	5.500%	3/15/56	30,000	29,306
Health Care Providers & Services — 1.2%
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	15,599	15,667
Dignity Health, Secured Notes	5.267%	11/1/64	120,000	106,311
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Humana Inc., Senior Notes	8.150%	6/15/38	280,000	$330,565
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	40,000	42,339 (d)
Total Health Care Providers & Services				494,882
Pharmaceuticals — 2.0%
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	7.375%	9/15/29	600,000 EUR	774,251
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	77,000	76,644
Total Pharmaceuticals				850,895

Total Health Care				1,375,083
Industrials — 1.1%
Aerospace & Defense — 0.4%
Bombardier Inc., Senior Notes	7.250%	7/1/31	20,000	21,040 (d)
Bombardier Inc., Senior Notes	6.750%	6/15/33	30,000	31,284 (d)
Honeywell Aerospace Inc., Senior Notes	5.622%	3/16/46	50,000	49,914 (d)
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	50,000	50,055 (d)
Total Aerospace & Defense				152,293
Building Products — 0.2%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	70,000	71,325 (d)
Passenger Airlines — 0.2%
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	100,000	98,694 (d)
Trading Companies & Distributors — 0.3%
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	70,000	73,092 (d)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	50,000	51,377 (d)
Total Trading Companies & Distributors				124,469

Total Industrials				446,781
Information Technology — 0.6%
Electronic Equipment, Instruments & Components — 0.1%
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	40,000	41,628 (d)
IT Services — 0.1%
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	30,000	30,696 (d)
HUT 8 DC LLC, Senior Secured Notes	6.192%	11/15/42	30,000	30,369 (d)
Total IT Services				61,065
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp., Senior Notes	6.125%	5/15/56	80,000	$80,643
Software — 0.2%
Oracle Corp., Senior Notes	6.550%	2/4/46	30,000	28,944
Oracle Corp., Senior Notes	6.700%	2/4/56	30,000	28,914
Oracle Corp., Senior Notes	6.850%	2/4/66	10,000	9,586
Total Software				67,444

Total Information Technology				250,780
Materials — 0.6%
Metals & Mining — 0.6%
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	200,000	197,897 (d)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	70,000	68,071

Total Materials				265,968
Real Estate — 0.3%
Specialized REITs — 0.3%
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	50,000	50,284 (d)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	40,000	40,591 (d)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	20,000	20,111 (d)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	30,000	29,641 (d)

Total Real Estate				140,627
Utilities — 0.5%
Electric Utilities — 0.5%
NRG Energy Inc., Senior Notes	5.750%	1/15/34	20,000	19,793 (d)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	80,000	79,518 (d)
NRG Energy Inc., Senior Notes	6.125%	5/15/36	20,000	19,968 (d)
NRG Energy Inc., Senior Secured Notes	4.955%	4/30/31	20,000	19,798 (d)
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	40,000	38,768
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	10,000	9,969 (d)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	30,000	30,192 (d)

Total Utilities				218,006
Total Corporate Bonds & Notes (Cost — $9,557,621)				9,309,085
Collateralized Mortgage Obligations(j) — 15.2%
Angel Oak Mortgage Trust, 2024-10 A1	5.348%	10/25/69	192,364	192,758 (d)
BANK, 2018-BN15 B	4.653%	11/15/61	350,000	333,722 (e)
BANK, 2022-BNK39 A4	2.928%	2/15/55	240,000	216,614 (e)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
BDS LLC, 2026-FL17 A (1 mo. Term SOFR + 1.350%)	5.000%	5/19/43	100,000	$100,089 (d)(e)
BX Commercial Mortgage Trust, 2019- IMC F (1 mo. Term SOFR + 2.946%)	6.573%	4/15/34	330,000	328,023 (d)(e)
BXMT Ltd., 2026-FL6 A (1 mo. Term SOFR + 1.450%)	5.063%	8/19/43	100,000	100,091 (d)(e)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	340,000	335,807
CHL Mortgage Pass-Through Trust, 2001- HYB1 1A1	5.750%	6/19/31	1,758	1,749 (e)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	6.116%	2/25/34	5,275	5,322 (e)
Citigroup Mortgage Loan Trust, 2005-9 1A1 (1 mo. Term SOFR + 0.374%)	3.959%	11/25/35	63,273	56,806 (e)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	691,412	423,430
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. Term SOFR + 0.634%)	4.219%	1/25/46	43,592	41,536 (e)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	300,000	306,370 (d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	4.149%	6/25/34	2,201	2,112 (e)
Extended Stay America Trust, 2025-ESH D (1 mo. Term SOFR + 2.600%)	6.227%	10/15/42	269,677	271,897 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 XAM, IO	1.379%	1/25/30	3,100,000	144,667 (e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K514 X1, IO	0.963%	12/25/28	4,989,324	108,816 (e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5449 FQ (30 Day Average SOFR + 1.500%)	5.112%	9/25/54	73,733	74,260 (e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	4.912%	12/25/54	72,826	73,486 (e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	6.312%	7/25/43	370,000	379,566 (d)(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	16,899	18,098
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	4.271%	2/25/36	25,145	$17,747 (e)
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	64,125	65,908 (d)(e)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.168%	2/16/48	147,182	577 (e)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.586%	9/16/55	807,688	18,453 (e)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.121%	1/16/55	21,277,774	49,960 (e)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.590%	10/16/58	2,456,524	81,250 (e)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.490%	7/16/58	300,818	7,436 (e)
Government National Mortgage Association (GNMA), 2022-9 GA	2.000%	1/20/52	131,604	108,137
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. Term SOFR + 0.574%)	4.159%	4/25/36	5,975	5,983 (e)
HOMES Trust, 2024-NQM1 A1	5.915%	7/25/69	159,044	160,110 (d)
Lehman XS Trust, 2006-16N A4B (1 mo. Term SOFR + 0.594%)	4.179%	11/25/46	6,523	9,720 (e)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. Term SOFR + 0.554%)	4.139%	6/25/46	10,008	24,942 (e)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.113%	5/18/42	270,000	270,863 (d)(e)
MF1 LLC, 2026-FL21 A (1 mo. Term SOFR + 1.350%)	4.975%	2/18/41	100,000	100,095 (d)(e)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.166%	11/18/39	350,000	351,128 (d)(e)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.054%	10/15/54	6,115,711	215,508 (e)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV2 A1	6.500%	2/25/54	174,102	176,945 (d)(e)
Morgan Stanley Residential Mortgage Loan Trust, 2026-DSC1 A2	5.020%	1/25/71	97,902	97,010 (d)
Morgan Stanley Residential Mortgage Loan Trust, 2026-DSC2 A1	5.440%	4/27/71	98,612	98,879 (d)(e)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	160,000	164,410
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	5.559%	8/25/36	21,071	20,568 (e)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
PRPM Trust, 2024-NQM4 A1	5.674%	12/26/69	200,976	$201,876 (d)
SWCH Commercial Mortgage Trust, 2025- DATA A (1 mo. Term SOFR + 1.443%)	5.070%	2/15/42	350,000	348,285 (d)(e)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	294,581	291,205

Total Collateralized Mortgage Obligations (Cost — $6,671,928)				6,402,214
Mortgage-Backed Securities — 13.5%
FHLMC — 0.8%
Federal Home Loan Mortgage Corp. (FHLMC)	4.600%	3/1/35	300,000	298,431
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	12/1/41	76,198	66,209
Total FHLMC				364,640
FNMA — 6.6%
Federal National Mortgage Association (FNMA)	4.350%	10/1/34	200,000	196,806
Federal National Mortgage Association (FNMA)	4.360%	12/1/35	200,000	195,669
Federal National Mortgage Association (FNMA)	1.500%	2/1/42	167,301	141,255
Federal National Mortgage Association (FNMA)	2.500%	3/1/42	271,273	242,034
Federal National Mortgage Association (FNMA)	3.000%	4/1/42	67,055	62,071
Federal National Mortgage Association (FNMA)	4.500%	10/1/52	58,047	56,452 (k)
Federal National Mortgage Association (FNMA)	3.000%	6/1/56	500,000	436,771 (l)
Federal National Mortgage Association (FNMA)	4.500%	6/1/56	100,000	96,014 (l)
Federal National Mortgage Association (FNMA)	5.500%	6/1/56	300,000	301,371 (l)
Federal National Mortgage Association (FNMA)	6.000%	6/1/56	1,000,000	1,021,226 (l)
Federal National Mortgage Association (FNMA)	4.500%	8/1/58	26,919	25,896
Total FNMA				2,775,565
GNMA — 6.1%
Government National Mortgage Association (GNMA)	3.000%	10/15/42- 11/15/42	174,530	160,575
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — continued
Government National Mortgage Association (GNMA)	4.000%	3/15/50	24,984	$23,448
Government National Mortgage Association (GNMA)	3.500%	5/15/50	28,734	26,011
Government National Mortgage Association (GNMA) II	3.500%	10/20/49- 2/20/50	78,106	70,471
Government National Mortgage Association (GNMA) II	4.000%	1/20/50- 4/20/50	329,676	307,965
Government National Mortgage Association (GNMA) II	2.000%	6/1/56	200,000	164,125 (l)
Government National Mortgage Association (GNMA) II	2.500%	6/1/56	200,000	171,133 (l)
Government National Mortgage Association (GNMA) II	3.000%	6/1/56	1,300,000	1,155,919 (l)
Government National Mortgage Association (GNMA) II	5.000%	6/1/56	100,000	98,765 (l)
Government National Mortgage Association (GNMA) II	5.500%	6/1/56	300,000	301,897 (l)
Government National Mortgage Association (GNMA) II	6.000%	6/1/56	100,000	101,897 (l)
Total GNMA				2,582,206

Total Mortgage-Backed Securities (Cost — $5,802,133)				5,722,411
Asset-Backed Securities — 13.2%
Apollo Aviation Securitization Equity Trust, 2025-1A A	5.943%	2/16/50	226,112	227,872 (d)
AutoNation Finance Trust, 2026-1A D	5.070%	1/11/34	100,000	99,205 (d)
Bayview Opportunity Master Fund LLC, 2025-EDU1 C (30 Day Average SOFR + 1.800%)	5.412%	7/27/48	264,111	264,953 (d)(e)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.564%	11/22/34	280,000	279,966 (d)(e)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	6.575%	10/20/37	260,000	258,139 (d)(e)
Columbia Cent CLO Ltd., 2025-35A D1A (3 mo. Term SOFR + 3.500%)	7.167%	7/25/36	180,000	180,822 (d)(e)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. Term SOFR + 0.234%)	3.862%	4/15/37	353,888	338,799 (e)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. Term SOFR + 0.314%)	3.799%	8/25/36	294,150	90,225 (e)
Galaxy CLO Ltd., 2018-25A CRR (3 mo. Term SOFR + 1.800%)	5.467%	4/25/36	320,000	321,182 (d)(e)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
GoodLeap Sustainable Home Solutions Trust, 2022-1GS C	3.500%	1/20/49	655,630	$221,697 (d)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.180%	4/17/34	140,000	138,679 (d)(e)
Hayfin US Ltd., 2024-15A D1 (3 mo. Term SOFR + 4.260%)	7.930%	4/28/37	320,000	322,427 (d)(e)
MAPS Trust, 2026-1A A	5.201%	1/15/51	97,576	95,744 (d)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	4.219%	6/25/46	43,272	41,907 (d)(e)
Mosaic Solar Loan Trust, 2021-1A D	3.710%	12/20/46	268,367	208,831 (d)
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.080%	10/17/38	190,000	183,971 (d)(e)
Nelnet Student Loan Trust, 2021-A APT2	1.360%	4/20/62	253,341	240,175 (d)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	6.825%	7/20/36	200,000	199,812 (d)(e)
Oak Street Investment Grade Net Lease Fund, 2020-1A A2	2.210%	11/20/50	136,945	120,083 (d)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	11.505%	10/15/34	360,000	349,061 (d)(e)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	7.125%	4/20/37	420,000	423,036 (d)(e)
Park Avenue Institutional Advisers CLO Ltd., 2022-1A B1 (3 mo. Term SOFR + 2.250%)	5.925%	4/20/35	250,000	250,568 (d)(e)
Service Experts Issuer LLC, 2025-1A A	5.380%	1/20/37	86,583	86,310 (d)
Subway Funding LLC, 2024-1A A2I	6.028%	7/30/54	246,250	247,916 (d)
Switch ABS Issuer LLC, 2025-1A A2	5.036%	3/25/55	250,000	244,765 (d)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	128,533	128,001

Total Asset-Backed Securities (Cost — $6,245,411)				5,564,146
Sovereign Bonds — 10.2%
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	13,032	11,386
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	110,000	84,920
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	114,628	92,533 (d)
Total Argentina				188,839
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Brazil — 4.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	6,342,000 BRL	$1,230,954
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	4,757,000 BRL	824,770
Total Brazil				2,055,724
Chile — 0.2%
Bonos de la Tesoreria de la Republica en pesos, Bonds	6.000%	4/1/33	60,000,000 CLP	69,456 (c)(d)
India — 3.1%
India Government Bond, Senior Notes	5.790%	5/11/30	128,260,000 INR	1,308,777
Malaysia — 0.2%
Malaysia Government Bond	4.254%	5/31/35	290,000 MYR	76,669
Mexico — 0.8%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	250,000	251,745 (d)
Mexican Bonos, Senior Notes	7.750%	11/13/42	2,110,000 MXN	103,305
Total Mexico				355,050
Peru — 0.2%
Peru Government Bond, Senior Notes	5.400%	8/12/34	260,000 PEN	73,565
South Africa — 0.2%
Republic of South Africa Government Bond	8.750%	1/31/44	1,450,000 ZAR	86,939
Uruguay — 0.2%
Uruguay Government International Bond, Senior Notes	8.250%	5/21/31	3,830,000 UYU	99,602

Total Sovereign Bonds (Cost — $4,790,188)				4,314,621
Senior Loans — 2.5%
Consumer Discretionary — 0.3%
Specialty Retail — 0.3%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.870%	6/11/31	76,947	76,880 (e)(m)(n)
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.950%	2/3/31	40,000	39,073 (e)(m)(n)

Total Consumer Discretionary				115,953
Financials — 1.1%
Banks — 0.1%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.620%	11/24/32	30,000	29,805 (e)(m)(n)
Capital Markets — 0.2%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.120%	9/15/31	79,800	78,620 (e)(m)(n)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — 0.2%
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.666%	12/15/31	79,789	$79,443 (e)(m)(n)
Insurance — 0.6%
AmWINS Group Inc., 2026 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	5.620%	1/30/32	79,798	79,710 (e)(m)(n)
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.413%	2/23/33	40,000	39,096 (e)(m)(n)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	5.922%	6/20/30	49,852	50,019 (e)(m)(n)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.120%	7/31/31	79,799	79,826 (e)(m)(n)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.450%	5/6/31	20,000	19,857 (e)(m)(n)
Total Insurance				268,508

Total Financials				456,376
Health Care — 0.2%
Health Care Technology — 0.2%
AthenaHealth Group Inc., Fourth Amendment Term Loan (3 mo. Term SOFR + 3.250%)	6.858%	2/17/32	69,824	69,529 (e)(m)(n)

Industrials — 0.2%
Passenger Airlines — 0.1%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	80,301	28,105 *(h)(o)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	7/14/26	30,593	612 *(h)(o)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.625%	7/14/26	13,189	12,530 (e)(m)(n)(p)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.625%	7/14/26	3,271	3,108 (e)(m)(n)(p)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.625%	7/14/26	6,461	6,137 (e)(m)(n)(p)
Total Passenger Airlines				50,492
Professional Services — 0.1%
CoreLogic Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	7.235%	6/2/28	49,870	49,495 (e)(m)(n)

Total Industrials				99,987
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security		Rate	Maturity Date	Face Amount†	Value

Information Technology — 0.5%
Software — 0.5%
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)		6.950%	3/21/31	79,599	$75,022 (e)(m)(n)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)		7.470%	10/8/28	79,792	68,282 (e)(m)(n)
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.250%)		5.913%	2/10/31	79,799	77,229 (e)(m)(n)

Total Information Technology					220,533
Materials — 0.2%
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B (1 mo. Term SOFR + 3.250%)		6.870%	4/1/32	79,799	75,615 (e)(m)(n)

Total Senior Loans (Cost — $1,097,851)					1,037,993
U.S. Treasury Inflation Protected Securities — 0.7%
U.S. Treasury Notes, Inflation Indexed (Cost — $289,946)		1.875%	7/15/34	284,137	284,616
		Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.750		6/12/26	167	417,500	1,044
3-Month SOFR Futures, Call @ $96.500		9/11/26	48	120,000	3,600
3-Month SOFR Futures, Call @ $96.875		9/11/26	43	107,500	1,881
3-Month SOFR Futures, Call @ $96.625		12/11/26	26	65,000	4,388
SOFR 1-Year Mid-Curve Futures, Call @ $96.750		6/12/26	15	37,500	93
SOFR 1-Year Mid-Curve Futures, Call @ $96.875		9/11/26	15	37,500	1,125
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $110.000		6/5/26	7	7,000	1,531

Total Exchange-Traded Purchased Options (Cost — $141,479)					13,662
	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/Euro, Call @ $1.156 (Cost — $2,016)	JPMorgan Chase & Co.	8/12/26	423,000	423,000	2,017

Total Purchased Options (Cost — $143,495)					15,679
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC		56	$1 *(q)
Spirit Aviation Holdings Inc.		9,649	145 *

Total Common Stocks (Cost — $135,524)			146
	Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $83,461)	3/12/30	6,856	103 *(d)(g)(q)
Total Investments — 106.2% (Cost — $47,981,365)			44,858,100
Liabilities in Excess of Other Assets — (6.2)%			(2,615,755)
Total Net Assets — 100.0%			$42,242,345

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Total Return Unconstrained Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(b)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Value is less than $1.
(j)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Securities traded on a when-issued or delayed delivery basis.
(l)	This security is traded on a to-be-announced (“TBA”) basis. At May 31, 2026, the Fund held TBA securities with a total cost of $3,846,889.
(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	The coupon payment on this security is currently in default as of May 31, 2026.
(p)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(q)	Restricted security (Note 9).

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

 Western Asset Total Return Unconstrained Fund
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CLP	—	Chilean Peso
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
At May 31, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	6/12/26	$97.000	26	$65,000	$(163)
3-Month SOFR Futures, Call	6/12/26	97.250	43	107,500	(269)
3-Month SOFR Futures, Call	9/11/26	97.000	66	165,000	(2,475)
3-Month SOFR Futures, Call	9/11/26	97.125	26	65,000	(975)
3-Month SOFR Futures, Call	12/11/26	97.125	52	130,000	(4,875)
3-Month SOFR Futures, Call	12/11/26	97.500	61	152,500	(4,194)
3-Month SOFR Futures, Call	12/11/26	98.000	44	110,000	(2,200)
3-Month SOFR Futures, Call	3/12/27	97.500	132	330,000	(15,675)
3-Month SOFR Futures, Call	9/10/27	97.625	15	37,500	(2,906)
3-Month SOFR Futures, Put	9/11/26	95.625	26	65,000	(975)
3-Month SOFR Futures, Put	12/11/26	96.500	41	102,500	(42,281)
U.S. Treasury 5-Year Notes Futures, Call	6/26/26	107.500	8	8,000	(2,187)
U.S. Treasury 5-Year Notes Futures, Call	6/26/26	108.500	24	24,000	(1,313)
U.S. Treasury 5-Year Notes Futures, Put	6/26/26	107.500	15	15,000	(8,437)
U.S. Treasury 10-Year Notes Futures, Call	6/26/26	110.000	3	3,000	(1,500)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Total Return Unconstrained Fund

Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 10-Year Notes Futures, Put	6/26/26	$110.000	7	$7,000	$(4,703)
Total Exchange-Traded Written Options (Premiums received — $143,261)					$(95,128)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At May 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	23	6/26	$5,549,373	$5,541,275	$(8,098)
3-Month SOFR	28	12/27	6,737,574	6,728,050	(9,524)
Australian 10-Year Bonds	14	6/26	1,093,501	1,097,090	3,589
U.S. Treasury 2-Year Notes	127	9/26	26,194,501	26,233,438	38,937
U.S. Treasury 5-Year Notes	128	9/26	13,667,839	13,723,000	55,161
U.S. Treasury Long-Term Bonds	10	9/26	1,113,175	1,122,188	9,013
U.S. Treasury Ultra 10-Year Notes	2	9/26	221,875	224,156	2,281
United Kingdom Long Gilt Bonds	2	9/26	237,506	239,012	1,506
					92,865
Contracts to Sell:
U.S. Treasury 10-Year Notes	124	9/26	13,515,825	13,618,688	(102,863)
U.S. Treasury Ultra Long-Term Bonds	42	9/26	4,732,315	4,805,063	(72,748)
					(175,611)
Net unrealized depreciation on open futures contracts					$(82,746)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At May 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	889,000	USD	176,099	Bank of America N.A.	6/2/26	$0 (a)
USD	175,799	BRL	889,000	Bank of America N.A.	6/2/26	(300)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

 Western Asset Total Return Unconstrained Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	9,993,373	USD	1,976,537	JPMorgan Chase & Co.	6/2/26	$3,018
BRL	10,882,373	USD	2,151,985	JPMorgan Chase & Co.	6/2/26	3,669
USD	1,976,186	BRL	9,993,373	JPMorgan Chase & Co.	6/2/26	(3,369)
USD	2,059,378	BRL	10,882,373	JPMorgan Chase & Co.	6/2/26	(96,276)
USD	30,084	EUR	25,408	BNP Paribas SA	7/16/26	389
USD	35,547	EUR	30,000	BNP Paribas SA	7/16/26	483
USD	107,708	EUR	91,204	BNP Paribas SA	7/16/26	1,109
USD	466,527	GBP	352,462	BNP Paribas SA	7/16/26	(8,090)
USD	1,145	JPY	180,000	BNP Paribas SA	7/16/26	10
USD	184,967	JPY	29,080,000	BNP Paribas SA	7/16/26	1,659
AUD	88,000	USD	62,622	Citibank N.A.	7/16/26	567
AUD	218,997	USD	151,696	Citibank N.A.	7/16/26	5,556
EUR	44,000	USD	51,882	Citibank N.A.	7/16/26	(455)
USD	85,610	AUD	119,000	Citibank N.A.	7/16/26	162
USD	75,299	EUR	63,759	Citibank N.A.	7/16/26	777
USD	1,336,603	INR	126,161,993	Citibank N.A.	7/16/26	15,130
JPY	52,853,139	USD	333,259	JPMorgan Chase & Co.	7/16/26	(96)
USD	85,387	EUR	72,139	JPMorgan Chase & Co.	7/16/26	1,071
USD	1,372,214	EUR	1,180,958	JPMorgan Chase & Co.	7/16/26	(8,083)
USD	181,031	JPY	28,457,988	JPMorgan Chase & Co.	7/16/26	1,644
USD	26,480	MXN	474,294	Morgan Stanley & Co. Inc.	7/16/26	(767)
USD	1,933,066	BRL	9,993,373	JPMorgan Chase & Co.	9/2/26	(2,638)
Net unrealized depreciation on open forward foreign currency contracts						$(84,830)

(a)	Amount represents less than $1.

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Total Return Unconstrained Fund
At May 31, 2026, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	2,521,000BRL	1/2/31	BRL-CDI**	13.250%**	$(7,463)	—	$(7,463)
JPMorgan Chase & Co.	3,800,000BRL	1/2/31	BRL-CDI**	13.300%**	(10,267)	—	(10,267)
Total					$(17,730)	—	$(17,730)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	11,430,000MXN	3/14/28	Daily MXN TIIE - Banxico Compound every 28 days	7.225% every 28 days	$1,536	$—	$1,536
	16,451,000	3/15/28	3.580% annually	Daily SOFR Compound annually	79,879	3,605	76,274
	2,224,000	5/21/29	Daily SOFR Compound annually	4.090% annually	8,881	656	8,225
	6,809,000	1/31/33	3.520% annually	Daily SOFR Compound annually	159,582	17,654	141,928
	524,000	5/21/37	4.340% annually	Daily SOFR Compound annually	(9,396)	167	(9,563)
Total					$240,482	$22,082	$218,400

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.46 Index	$694,980	6/20/31	5.000% quarterly	$57,602	$26,942	$30,660
Markit CDX.NA.IG.46 Index	3,410,000	6/20/31	1.000% quarterly	76,420	54,445	21,975
Total	$4,104,980			$134,022	$81,387	$52,635

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

 Western Asset Total Return Unconstrained Fund
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$328,480	7/9/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$21,508	—	$21,508

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 42 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily MXN TIIE - Banxico Compound	6.746%
BRL-CDI	14.400%
Daily SOFR Compound	3.630%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Statement of Assets and Liabilities
May 31, 2026

Assets:
Investments, at value (Cost — $47,981,365)	$44,858,100
Foreign currency, at value (Cost — $261,780)	260,896
Cash	507,693
Interest receivable	462,157
Foreign currency collateral for open futures contracts and/or exchange-traded options, at value (Cost — $189,093)	215,317
Receivable for sales of TBA securities	193,504
Deposits with brokers for OTC derivatives	120,000
Deposits with brokers for centrally cleared swap contracts	58,950
Unrealized appreciation on forward foreign currency contracts	35,244
Deposits with brokers for open futures contracts and exchange-traded options	25,005
OTC swaps, at value (premiums paid — $0)	21,508
Receivable from brokers — net variation margin on open futures contracts	18,519
Receivable for Fund shares sold	577
Dividends receivable from affiliated investments	109
Prepaid expenses	38,996
Total Assets	46,816,575
Liabilities:
Payable for purchases of TBA securities	4,042,146
Unrealized depreciation on forward foreign currency contracts	120,074
Written options, at value (premiums received — $143,261)	95,128
Payable for securities purchased	56,424
Payable for Fund shares repurchased	49,525
Deposits from brokers for OTC derivatives	30,000
OTC swaps, at value (premiums received — $0)	17,730
Payable to brokers — net variation margin on centrally cleared swap contracts	7,741
Investment management fee payable	5,937
Service and/or distribution fees payable	2,942
Payable for open OTC swap contracts	2,416
Directors’ fees payable	416
Accrued expenses	143,751
Total Liabilities	4,574,230
Total Net Assets	$42,242,345
Net Assets:
Par value (Note 7)	$4,609
Paid-in capital in excess of par value	198,534,384
Total distributable earnings (loss)	(156,296,648)
Total Net Assets	$42,242,345
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

Net Assets:
Class A	$6,263,234
Class C	$1,279,748
Class FI	$1,903,686
Class R	$149,640
Class I	$28,530,708
Class IS	$4,115,329
Shares Outstanding:
Class A	684,101
Class C	139,488
Class FI	208,065
Class R	16,341
Class I	3,110,569
Class IS	450,770
Net Asset Value:
Class A (and redemption price)	$9.16
Class C*	$9.17
Class FI (and redemption price)	$9.15
Class R (and redemption price)	$9.16
Class I (and redemption price)	$9.17
Class IS (and redemption price)	$9.13
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.52

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Statement of Operations
For the Year Ended May 31, 2026

Investment Income:
Interest	$4,149,299
Dividends from affiliated investments	355,375
Dividends from unaffiliated investments	6,159
Total Investment Income	4,510,833
Expenses:
Investment management fee (Note 2)	496,641
Registration fees	92,178
Fund accounting fees	87,274
Audit and tax fees	71,243
Transfer agent fees (Notes 2 and 5)	52,594
Service and/or distribution fees (Notes 2 and 5)	38,340
Commodity pool reports	12,022
Legal fees	10,567
Custody fees	10,368
Shareholder reports	7,529
Directors’ fees	4,457
Insurance	999
Commitment fees (Note 10)	586
Miscellaneous expenses	15,869
Total Expenses	900,667
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(288,600)
Net Expenses	612,067
Net Investment Income	3,898,766
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(4,413,280)†
Futures contracts	(1,455,914)
Written options	1,900,998
Swap contracts	1,702,944
Forward foreign currency contracts	(624,000)
Foreign currency transactions	37,367
Net Realized Loss	(2,851,885)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	4,347,212
Futures contracts	178,324
Written options	(267,827)
Swap contracts	(1,087,998)
Forward foreign currency contracts	(35,315)
Foreign currencies	(8,885)
Change in Net Unrealized Appreciation (Depreciation)	3,125,511
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	273,626
Increase in Net Assets From Operations	$4,172,392

†	Net of foreign capital gains tax of $23,707.
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended May 31,	2026	2025
Operations:
Net investment income	$3,898,766	$8,005,836
Net realized loss	(2,851,885)	(24,352,150)
Change in net unrealized appreciation (depreciation)	3,125,511	29,169,607
Increase in Net Assets From Operations	4,172,392	12,823,293
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,386,666)	(7,329,510)
Decrease in Net Assets From Distributions to Shareholders	(4,386,666)	(7,329,510)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	8,638,331	23,112,119
Reinvestment of distributions	4,361,044	7,299,225
Cost of shares repurchased	(106,476,323)	(132,699,806)
Decrease in Net Assets From Fund Share Transactions	(93,476,948)	(102,288,462)
Decrease in Net Assets	(93,691,222)	(96,794,679)
Net Assets:
Beginning of year	135,933,567	232,728,246
End of year	$42,242,345	$135,933,567
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class A Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.23	$8.97	$8.78	$9.18	$10.65
Income (loss) from operations:
Net investment income	0.41	0.42	0.43	0.38	0.27
Net realized and unrealized gain (loss)	(0.06)[2]	0.22	0.00 [3]	(0.76)	(1.33)
Total income (loss) from operations	0.35	0.64	0.43	(0.38)	(1.06)
Less distributions from:
Net investment income	(0.42)	(0.38)	(0.24)	(0.02)	(0.22)
Net realized gains	—	—	—	—	(0.19)
Total distributions	(0.42)	(0.38)	(0.24)	(0.02)	(0.41)
Net asset value, end of year	$9.16	$9.23	$8.97	$8.78	$9.18
Total return[4]	3.96%	7.16%	5.03%	(4.13)%	(10.28)%
Net assets, end of year (000s)	$6,263	$6,755	$7,162	$8,402	$9,584
Ratios to average net assets:
Gross expenses	1.36%	1.16%	1.10%	1.08%[5]	1.08%
Net expenses[6,7]	1.03	1.01	1.02	1.05 [5]	1.07
Net investment income	4.43	4.63	4.88	4.30	2.65
Portfolio turnover rate[8]	177%	235%	133%	60%	64%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.07%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 96%, 40%, 85%, 55% and 64%.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class C Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.24	$8.98	$8.72	$9.15	$10.62
Income (loss) from operations:
Net investment income	0.34	0.35	0.37	0.31	0.20
Net realized and unrealized gain (loss)	(0.07)[2]	0.21	0.00 [3]	(0.74)	(1.34)
Total income (loss) from operations	0.27	0.56	0.37	(0.43)	(1.14)
Less distributions from:
Net investment income	(0.34)	(0.30)	(0.11)	—	(0.14)
Net realized gains	—	—	—	—	(0.19)
Total distributions	(0.34)	(0.30)	(0.11)	—	(0.33)
Net asset value, end of year	$9.17	$9.24	$8.98	$8.72	$9.15
Total return[4]	3.10%	6.28%	4.30%	(4.70)%	(10.98)%
Net assets, end of year (000s)	$1,280	$1,874	$2,710	$4,117	$8,978
Ratios to average net assets:
Gross expenses	2.10%	1.91%	1.83%	1.79%	1.77%
Net expenses[5,6]	1.76	1.76	1.75	1.76	1.77
Net investment income	3.67	3.88	4.16	3.50	1.94
Portfolio turnover rate[7]	177%	235%	133%	60%	64%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 96%, 40%, 85%, 55% and 64%.

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class FI Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.22	$8.97	$8.78	$9.17	$10.64
Income (loss) from operations:
Net investment income	0.40	0.42	0.43	0.37	0.27
Net realized and unrealized gain (loss)	(0.05)[2]	0.21	0.00 [3]	(0.74)	(1.33)
Total income (loss) from operations	0.35	0.63	0.43	(0.37)	(1.06)
Less distributions from:
Net investment income	(0.42)	(0.38)	(0.24)	(0.02)	(0.22)
Net realized gains	—	—	—	—	(0.19)
Total distributions	(0.42)	(0.38)	(0.24)	(0.02)	(0.41)
Net asset value, end of year	$9.15	$9.22	$8.97	$8.78	$9.17
Total return[4]	3.80%	7.17%	5.01%	(4.08)%	(10.28)%
Net assets, end of year (000s)	$1,904	$2,416	$2,741	$4,202	$11,518
Ratios to average net assets:
Gross expenses	1.40%	1.18%	1.09%	1.10%	1.05%
Net expenses[5,6]	1.07	1.03	1.01	1.06	1.05
Net investment income	4.34	4.61	4.89	4.22	2.66
Portfolio turnover rate[7]	177%	235%	133%	60%	64%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 96%, 40%, 85%, 55% and 64%.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class R Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.23	$8.97	$8.79	$9.20	$10.65
Income (loss) from operations:
Net investment income	0.38	0.39	0.41	0.37	0.23
Net realized and unrealized gain (loss)	(0.06)[2]	0.22	(0.01)[2]	(0.76)	(1.32)
Total income (loss) from operations	0.32	0.61	0.40	(0.39)	(1.09)
Less distributions from:
Net investment income	(0.39)	(0.35)	(0.22)	(0.02)	(0.17)
Net realized gains	—	—	—	—	(0.19)
Total distributions	(0.39)	(0.35)	(0.22)	(0.02)	(0.36)
Net asset value, end of year	$9.16	$9.23	$8.97	$8.79	$9.20
Total return[3]	3.61%	6.80%	4.60%	(4.27)%	(10.57)%
Net assets, end of year (000s)	$150	$159	$163	$157	$78
Ratios to average net assets:
Gross expenses	1.77%	1.55%	1.48%	1.45%	1.35%[4]
Net expenses[5,6]	1.34	1.34	1.34	1.35	1.35 [4]
Net investment income	4.12	4.31	4.56	4.22	2.21
Portfolio turnover rate[7]	177%	235%	133%	60%	64%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 96%, 40%, 85%, 55% and 64%.

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class I Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.24	$8.99	$8.80	$9.19	$10.67
Income (loss) from operations:
Net investment income	0.43	0.45	0.46	0.39	0.30
Net realized and unrealized gain (loss)	(0.06)[2]	0.20	0.00 [3]	(0.74)	(1.34)
Total income (loss) from operations	0.37	0.65	0.46	(0.35)	(1.04)
Less distributions from:
Net investment income	(0.44)	(0.40)	(0.27)	(0.04)	(0.25)
Net realized gains	—	—	—	—	(0.19)
Total distributions	(0.44)	(0.40)	(0.27)	(0.04)	(0.44)
Net asset value, end of year	$9.17	$9.24	$8.99	$8.80	$9.19
Total return[4]	4.12%	7.43%	5.33%	(3.76)%	(10.06)%
Net assets, end of year (000s)	$28,531	$31,074	$61,861	$83,835	$530,018
Ratios to average net assets:
Gross expenses	1.11%	0.90%	0.82%[5]	0.80%	0.74%
Net expenses[6,7]	0.74	0.74	0.74 [5]	0.75	0.74
Net investment income	4.67	4.95	5.15	4.35	2.96
Portfolio turnover rate[8]	177%	235%	133%	60%	64%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 96%, 40%, 85%, 55% and 64%.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class IS Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.22	$8.97	$8.78	$9.18	$10.66
Income (loss) from operations:
Net investment income	0.45	0.46	0.47	0.41	0.31
Net realized and unrealized gain (loss)	(0.07)[2]	0.20	0.00 [3]	(0.75)	(1.34)
Total income (loss) from operations	0.38	0.66	0.47	(0.34)	(1.03)
Less distributions from:
Net investment income	(0.47)	(0.41)	(0.28)	(0.06)	(0.26)
Net realized gains	—	—	—	—	(0.19)
Total distributions	(0.47)	(0.41)	(0.28)	(0.06)	(0.45)
Net asset value, end of year	$9.13	$9.22	$8.97	$8.78	$9.18
Total return[4]	4.25%	7.56%	5.46%	(3.69)%	(9.99)%
Net assets, end of year (000s)	$4,115	$93,655	$158,092	$211,753	$265,841
Ratios to average net assets:
Gross expenses	0.97%	0.79%	0.72%	0.69%	0.65%
Net expenses[5,6]	0.64	0.64	0.64	0.65	0.65
Net investment income	4.84	5.04	5.26	4.69	3.08
Portfolio turnover rate[7]	177%	235%	133%	60%	64%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 96%, 40%, 85%, 55% and 64%.

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations,

Western Asset Total Return Unconstrained Fund 2026 Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$12,207,086	—	$12,207,086
Corporate Bonds & Notes:
Financials	—	718,294	$0 *	718,294
Other Corporate Bonds & Notes	—	8,590,791	—	8,590,791
Collateralized Mortgage Obligations	—	6,402,214	—	6,402,214
Mortgage-Backed Securities	—	5,722,411	—	5,722,411
Asset-Backed Securities	—	5,564,146	—	5,564,146
Sovereign Bonds	—	4,314,621	—	4,314,621
Senior Loans:
Industrials	—	71,270	28,717	99,987
Other Senior Loans	—	938,006	—	938,006
U.S. Treasury Inflation Protected Securities	—	284,616	—	284,616
Purchased Options:
Exchange-Traded Purchased Options	$13,662	—	—	13,662
OTC Purchased Options	—	2,017	—	2,017
Common Stocks:
Industrials	145	1	—	146
Warrants	—	103	—	103
Total Investments	$13,807	$44,815,576	$28,717	$44,858,100
Other Financial Instruments:
Futures Contracts††	$110,487	—	—	$110,487
Forward Foreign Currency Contracts††	—	$35,244	—	35,244
Centrally Cleared Interest Rate Swaps††	—	227,963	—	227,963
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	52,635	—	52,635
OTC Total Return Swaps	—	21,508	—	21,508
Total Other Financial Instruments	$110,487	$337,350	—	$447,837
Total	$124,294	$45,152,926	$28,717	$45,305,937

Western Asset Total Return Unconstrained Fund 2026 Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$95,128	—	—	$95,128
Futures Contracts††	193,233	—	—	193,233
Forward Foreign Currency Contracts††	—	$120,074	—	120,074
OTC Interest Rate Swaps	—	17,730	—	17,730
Centrally Cleared Interest Rate Swaps††	—	9,563	—	9,563
Total	$288,361	$147,367	—	$435,728

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally

Western Asset Total Return Unconstrained Fund 2026 Annual Report

cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of May 31, 2026, the total notional value of all credit default swaps to sell protection was $4,104,980. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended May 31, 2026, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate,

Western Asset Total Return Unconstrained Fund 2026 Annual Report

on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.
(g) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(i) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(j) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(k) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

(l) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(m) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(n) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(o) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(p) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(q) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of May 31, 2026, the Fund held forward foreign currency contracts and OTC interest rate swaps with credit related contingent features which had a liability position of $137,804. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of May 31, 2026, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $120,000 which could be used to reduce the required payment.
At May 31, 2026, the Fund held cash collateral from Citibank N.A. in the amount of $30,000. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
(r) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(s) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(t) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(u) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of May 31, 2026, there were no capital gains tax liabilities accrued on unrealized gains. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(61,150)	$61,150
(a)
Reclassifications are due to regulated investment companies.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets. For their services, FTFA pays Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London monthly all of the management fee that it receives from the Fund. The Fund does not pay any additional advisory or other fees for advisory services provided by Western Asset, Western Asset Singapore, Western Asset Japan or Western Asset London.
Effective June 30, 2026, Western Asset Japan will cease to serve as a subadviser to the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.07%, 1.80%, 1.10%, 1.35%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended May 31, 2026, fees waived and/or expenses reimbursed amounted to $288,600, which included an affiliated money market fund waiver of $9,655.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
(“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at May 31, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires May 31, 2027	$8,987	$3,234	$3,449	$307	$60,821	$145,529
Expires May 31, 2028	21,607	4,996	7,041	655	108,137	136,509
Total fee waivers/expense reimbursements subject to recapture	$30,594	$8,230	$10,490	$962	$168,958	$282,038
For the year ended May 31, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended May 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $3,266 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended May 31, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$56
CDSCs	—
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

3. Investments
During the year ended May 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$10,265,103	$141,555,033
Sales	49,681,392	200,713,362
At May 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$48,071,478	$562,602	$(3,775,980)	$(3,213,378)
Written options	(143,261)	77,688	(29,555)	48,133
Futures contracts	—	110,487	(193,233)	(82,746)
Forward foreign currency contracts	—	35,244	(120,074)	(84,830)
Swap contracts	103,469	302,106	(27,293)	274,813
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2026.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[2]	$13,662	$2,017	—	—	$15,679
Futures contracts[3]	110,487	—	—	—	110,487
Forward foreign currency contracts	—	35,244	—	—	35,244
OTC swap contracts[4]	—	—	—	$21,508	21,508
Centrally cleared swap contracts[5]	227,963	—	$52,635	—	280,598
Total	$352,112	$37,261	$52,635	$21,508	$463,516

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Written options	$95,128	—	$95,128
Futures contracts[3]	193,233	—	193,233
Forward foreign currency contracts	—	$120,074	120,074
OTC swap contracts[4]	17,730	—	17,730
Centrally cleared swap contracts[5]	9,563	—	9,563
Total	$315,654	$120,074	$435,728
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Notes to Financial Statements (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended May 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(1,516,401)	$(19,630)	—	—	$(1,536,031)
Futures contracts	(1,455,914)	—	—	—	(1,455,914)
Written options	1,896,907	4,091	—	—	1,900,998
Swap contracts	1,478,558	—	$108,962	$115,424	1,702,944
Forward foreign currency contracts	—	(624,000)	—	—	(624,000)
Total	$403,150	$(639,539)	$108,962	$115,424	$(12,003)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(27,818)	$3,665	—	—	$(24,153)
Futures contracts	178,324	—	—	—	178,324
Written options	(265,371)	(2,456)	—	—	(267,827)
Swap contracts	(1,129,811)	—	$25,108	$16,705	(1,087,998)
Forward foreign currency contracts	—	(35,315)	—	—	(35,315)
Total	$(1,244,676)	$(34,106)	$25,108	$16,705	$(1,236,969)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

During the year ended May 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$146,734
Written options	241,109
Futures contracts (to buy)	57,894,359
Futures contracts (to sell)	31,405,796
Forward foreign currency contracts (to buy)	10,566,913
Forward foreign currency contracts (to sell)	17,027,091
Average Notional Balance**
Interest rate swap contracts	$59,835,675
Credit default swap contracts (buy protection)†	1,060,615
Credit default swap contracts (sell protection)	3,385,765
Total return swap contracts	669,997

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
†	At May 31, 2026, there were no open positions held in this derivative.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of May 31, 2026.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	—	$(300)	$(300)	—	$(300)
BNP Paribas SA	$3,650	(8,090)	(4,440)	—	(4,440)
Citibank N.A.	22,192	(455)	21,737	$(22,192)	(455)
JPMorgan Chase & Co.	32,927	(128,192)	(95,265)	120,000	24,735
Morgan Stanley & Co. Inc.	—	(767)	(767)	—	(767)
Total	$58,769	$(137,804)	$(79,035)	$97,808	$18,773

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C,
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended May 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$16,685	$8,472
Class C	15,431	1,794
Class FI	5,438	3,645
Class R	786	445
Class I	—	37,844
Class IS	—	394
Total	$38,340	$52,594
For the year ended May 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$22,279
Class C	5,159
Class FI	7,268
Class R	671
Class I	111,205
Class IS	142,018
Total	$288,600
6. Distributions to shareholders by class

	Year Ended May 31, 2026	Year Ended May 31, 2025
Net Investment Income:
Class A	$302,085	$275,512
Class C	57,097	83,331
Class FI	98,152	107,237
Class R	6,520	5,914
Class I	1,443,788	1,902,346
Class IS	2,479,024	4,955,170
Total	$4,386,666	$7,329,510

Western Asset Total Return Unconstrained Fund 2026 Annual Report

7. Capital shares
At May 31, 2026, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Year Ended May 31, 2026		Year Ended May 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	68,011	$622,372	87,145	$797,841
Shares issued on reinvestment	32,518	298,583	30,050	271,323
Shares repurchased	(148,603)	(1,367,698)	(183,139)	(1,670,976)
Net decrease	(48,074)	$(446,743)	(65,944)	$(601,812)
Class C
Shares sold	16,113	$148,510	4,572	$42,090
Shares issued on reinvestment	6,195	57,097	9,211	83,331
Shares repurchased	(85,748)	(794,296)	(112,689)	(1,029,677)
Net decrease	(63,440)	$(588,689)	(98,906)	$(904,256)
Class FI
Shares sold	1,479	$12,099	429	$3,882
Shares issued on reinvestment	10,567	97,033	11,759	106,052
Shares repurchased	(65,977)	(608,842)	(55,732)	(507,052)
Net decrease	(53,931)	$(499,710)	(43,544)	$(397,118)
Class R
Shares sold	619	$5,618	1,155	$10,461
Shares issued on reinvestment	710	6,520	655	5,914
Shares repurchased	(2,239)	(20,740)	(2,680)	(24,528)
Net decrease	(910)	$(8,602)	(870)	$(8,153)
Class I
Shares sold	336,954	$3,099,317	1,056,131	$9,675,898
Shares issued on reinvestment	155,318	1,427,800	208,147	1,881,516
Shares repurchased	(744,408)	(6,877,773)	(4,784,514)	(43,816,687)
Net decrease	(252,136)	$(2,350,656)	(3,520,236)	$(32,259,273)
Class IS
Shares sold	509,548	$4,750,415	1,382,709	$12,581,947
Shares issued on reinvestment	268,116	2,474,011	549,632	4,951,089
Shares repurchased	(10,483,084)	(96,806,974)	(9,402,244)	(85,650,886)
Net decrease	(9,705,420)	$(89,582,548)	(7,469,903)	$(68,117,850)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
all or some portion of the year ended May 31, 2026. The following transactions were effected in such company for the year ended May 31, 2026.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$17,598,602	$65,203,662	65,203,662	$82,802,264	82,802,264

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$355,375	—	—
9. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/Warrants	Acquisition Date	Cost	Fair Value at 5/31/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	56	3/25	$681	$1	$0.02	0.00%(a)
Spirit Airlines LLC, Warrants	6,856	3/25	83,461	103 (b)	0.02	0.00 (a)
Total			$84,142	$104		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended May 31, 2026.
11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended May 31, was as follows:

	2026	2025
Distributions paid from:
Ordinary income	$4,386,666	$7,329,510
As of May 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$528,471
Deferred capital losses*	(154,045,355)
Other book/tax temporary differences(a)	250,851
Unrealized appreciation (depreciation)(b)	(3,030,615)
Total distributable earnings (loss) — net	$(156,296,648)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to foreign currency transactions, derivative financial instruments and inflation related adjustments on foreign securities.
(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to wash sales and tax straddles.
12. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Total Return Unconstrained Fund 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset Total Return Unconstrained Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Total Return Unconstrained Fund (one of the funds constituting Western Asset Funds, Inc., referred to hereafter as the “Fund”) as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 22, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Total Return Unconstrained Fund 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2026:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$2,095,860
Section 163(j) Interest Earned	§163(j)	$3,315,135
Interest Earned from Federal Obligations	Note (1)	$955,322
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset Total Return Unconstrained Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Total Return Unconstrained Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Corporation and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”): (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, and (iii) a subadvisory agreement between FTFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore” and together with WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.
The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreements between FTFA and the Non-U.S. Subadvisers.
In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date
Western Asset Total Return Unconstrained Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Directors examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional absolute return bond funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2025 was below the median. The Board noted that the Fund’s performance exceeded that of its benchmark index for the 1-, 3- and 10-year periods ended December 31, 2025 and trailed

Western Asset Total Return Unconstrained Fund

the performance of its benchmark index for the 5-year period ended December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe. The Board discussed the reasons for the Fund’s underperformance and the steps the Advisers were taking to improve the Fund’s performance.
The Directors also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional absolute return bond funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was equal to the median and that the Fund’s Actual Management Fee was below the median. The Board noted that the Fund’s actual total expense ratio was slightly above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2027.
The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.
Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was equal to the median of the peer group and that the Fund’s Actual Management Fee was below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory
Western Asset Total Return Unconstrained Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Total Return Unconstrained Fund

Western Asset
Total Return Unconstrained Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd*
Western Asset Management Company Pte. Ltd.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*Effective June 30, 2026, Western Asset Management Company Ltd will cease to serve as a subadviser to the
Fund.
Western Asset Total Return Unconstrained Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Total Return Unconstrained Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Total Return Unconstrained Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90488-AFSOI 7/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 29, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 29, 2026